UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-4077

Name of Fund:  Merrill Lynch U.S. Government Mortgage Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch U.S. Government Mortgage Fund, 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Merrill Lynch U.S. Government Mortgage Fund

Schedule of Investments as of November 30, 2004

                                                                   Face       Interest      Original Maturity
Issue                                                             Amount        Rate             Date(s)           Value
Non-U.S. Government Agency Mortgage-Backed Obligations* - 18.4%

AmeriCredit Automobile Receivables Trust          04-BM-A2      $ 9,444,417    1.45 %                9/06/2007  $   9,385,732

Ameriquest Mortgage Securities Inc.               04-IA1-M1      11,250,000    2.981 (4)             9/25/2034     11,270,787
                                                  04-R12-A1      25,000,000    2.29 (4)              1/25/2035     25,000,000

Bear Stearns Adjustable Rate Mortgage Trust       04-4-A4        47,823,000    3.517                 6/25/2034     46,491,192

CSFB Mortgage Securities Corporation              04-TFLA-A2      5,000,000    2.29 (4)              2/15/2014      4,997,884

Centex Home Equity                                04-B-AV1       11,279,634    2.381 (4)             3/25/2034     11,278,783

CountryWide Home Equity Loan Trust                04-K-2A        18,782,109    2.40 (4)              2/15/2034     18,782,109

Deutsche Mortgage Securities, Inc.                03-1-1A1          693,727    4.50                  4/25/2033        696,161

Equity One ABS Inc.                               03-4-AF1        4,031,071    2.33 (4)             11/25/2033      4,031,005

Finance America Mortgage Loan Trust               04-1-2A1        5,817,032    2.351 (4)             6/25/2034      5,815,300

IndyMac Home Equity Loan Asset-Backed Trust       04-B-A2A       18,674,827    2.371 (4)            11/25/2034     18,674,827

J.P. Morgan Chase Commercial Mortgage             04-FL1A-A1     24,920,923    2.271 (4)             4/16/2019     24,915,722
Securities Corporation

Master Asset-Backed Securities Trust              04-HE1-A3      20,000,000    2.293 (4)             9/25/2034     19,998,480

Morgan Stanley Capital I                          04-XLF-A2       7,500,000    2.33 (4)              4/15/2016      7,509,324

New Century Home Equity Loan Trust                04-2-A32       18,095,000    2.531 (4)            11/25/2034     18,088,623

Option One Mortgage Loan Trust                    04-3-A2         7,146,226    2.331 (4)            11/25/2034      7,145,060

Residential Asset Mortgage Products Inc.          04-RS9-AII2     8,000,000    2.52 (4)              5/25/2034      7,999,394

Residential Asset Securities Corporation          04-KS8-AI1     18,670,855    2.34 (4)              9/25/2022     18,669,457

Securitized Asset-Backed Receivables LLC Trust    04-OP1-A2      14,580,917    2.431 (4)             2/25/2034     14,579,815

Wachovia Bank Commercial Mortgage Trust           04-WHL4-A2     19,794,000    2.27 (4)             10/15/2015     19,781,587

Wells Fargo Home Equity Trust                     04-2-A32       20,000,000    2.521 (4)             2/25/2032     19,998,482

Washington Mutual                                 04-AR12-A3     19,776,672    2.441 (4)            10/25/2044     19,637,231

Total Non-U.S. Government Agency Mortgage-Backed Obligations (Cost - $ 335,291,497)                               334,746,955


U.S. Government Agency Mortgage-Backed Obligations* - 86.8%

Fannie Mae Guaranteed Pass Through Certificates                  38,210,234    5.00     12/15/2019 - 7/01/2034     38,200,359
                                                                 27,232,441    5.50     3/01/2032 - 12/15/2034     27,540,559
                                                                 20,198,634    6.50     12/01/2008 - 2/01/2014     21,446,300
                                                                 95,345,632    6.50      4/01/2026 - 9/01/2034    100,125,503
                                                                 40,009,089    7.00     8/01/2029 - 10/01/2034     42,457,601
                                                                 10,210,899    7.50     7/01/2016 - 12/01/2032     10,948,364
                                                                     30,883    8.00      9/01/2024 - 9/01/2027         33,653
                                                                  1,735,265    8.50 (2)  8/01/2012 - 7/15/2023      1,904,244
                                                                    469,390   11.00      2/01/2011 - 8/01/2020        520,463
                                                                    310,985   13.00      9/01/2013 - 3/01/2015        355,442

Fannie Mae Guaranteed Pass Through Certificates - #0385872        5,272,491    4.28 (5)              2/01/2010      5,264,024
Multi-Family+                                     #0073943        1,238,181    7.18 (3)              2/01/2019      1,368,600

Fannie Mae Guaranteed Pass Through Certificates - 03-W19-1A1      7,545,406    2.01                 11/25/2033      7,520,278
REMICS**                                          03-W16-AF1      6,438,790    2.27 (4)             11/25/2033      6,438,983
                                                  03-41-YF       22,863,159    2.48 (4)              6/25/2028     22,904,781
                                                  04-29-FW        8,121,413    2.48 (4)             12/25/2017      8,131,128
                                                  04-61-TF       27,540,120    2.58 (4)             10/25/2031     27,677,741
                                                  Trust 273         364,502    7.00 (1)              7/01/2026         70,017
                                                  96-W1-AL        1,867,255    7.25                  3/25/2026      1,997,256

Fannie Mae Guaranteed Pass Through Certificates - 98-M1-IO2      61,018,293    0.686 (1)(4)          2/25/2013      1,629,731
REMICS** - Multi-Family+                          97-M8-A2        2,053,503    7.16 (4)              1/25/2022      2,149,320

Freddie Mac Mortgage Participation                                      341   10.00                  7/01/2019            376
                                                                  1,569,762   10.50     1/01/2010 - 12/01/2020      1,741,964
                                                                    280,773   11.00      8/01/2010 - 9/01/2020        312,268
                                                                    276,878   11.50     12/01/2011 - 6/01/2020        309,257
                                                                    174,412   12.00      5/01/2010 - 6/01/2020        196,695
                                                                    353,957   12.50     12/01/2015 - 7/01/2019        395,189
                                                                    606,107   13.00      9/01/2010 - 2/01/2016        686,306

Freddie Mac Mortgage Participation Certificates -
Gold Program                                                    113,254,538    5.00     1/01/2019 - 11/01/2019    114,816,488
                                                                116,443,095    5.00     6/01/2034 - 12/15/2034    114,987,556
                                                                 58,805,247    5.50      3/01/2013 - 8/01/2019     60,718,098
                                                                339,153,920    5.50                 12/15/2034    343,181,373
                                                                 38,397,865    6.00     4/01/2009 - 10/01/2017     40,256,907
                                                                240,401,825    6.00     3/01/2029 - 12/15/2034    248,163,264
                                                                  9,724,595    6.50      2/01/2029 - 8/01/2033     10,213,421
                                                                 44,255,723    7.00      7/01/2028 - 7/01/2032     46,957,032
                                                                  1,606,656    7.50     5/01/2009 - 10/01/2011      1,705,061
                                                                 27,368,681    7.50     8/01/2017 - 12/01/2032     29,341,025
                                                                  1,801,880    8.00      1/01/2008 - 7/01/2012      1,915,353
                                                                  3,111,802    8.00     10/01/2027 - 8/01/2032      3,374,981
                                                                    438,112    8.50      1/01/2025 - 7/01/2025        481,827
                                                                    196,764   10.50    10/01/2020 - 12/01/2020        220,775

Freddie Mac Mortgage                              Trust H013      4,878,923    1.597                 5/15/2010      4,823,722
Participation Certificates - REMICS**             Trust H016      4,947,180    1.758                 1/15/2011      4,917,033
                                                  SF4-B          10,000,000    2.37                 12/15/2009      9,859,821
                                                                 31,129,499    2.44                  7/15/2028     31,209,430
                                                  Trust 1220-A      618,318   10.00                  2/15/2022        618,375
                                                  Trust 1220-B        5,027  996.325 (1)             2/15/2022         61,329

Ginnie Mae MBS Certificates                                      49,687,121    5.00                 12/15/2034     49,376,575
                                                                    571,907    5.50      3/15/2029 - 4/15/2029        583,753
                                                                  3,195,350    6.00     5/15/2024 - 11/15/2031      3,311,369
                                                                 27,655,788    6.50     10/15/2023 - 3/15/2032     29,178,247
                                                                 22,603,430    7.00      4/15/2023 - 5/15/2032     24,055,419
                                                                  7,837,781    7.50     2/15/2025 - 12/15/2031      8,444,469
                                                                  4,559,731    8.00      1/15/2024 - 8/15/2026      4,972,234
                                                                  3,721,102   10.00     2/15/2016 - 12/15/2021      4,136,964
                                                                     26,940   10.50      1/15/2016 - 4/15/2021         30,267
                                                                         63   11.00                  1/15/2016             71
                                                                        893   11.50                  8/15/2013          1,011

Ginnie Mae MBS Certificates -                     04-77-IO      169,697,719    1.065                 9/16/2044      9,890,195
REMICS**                                          04-77-AB       39,884,397    4.368                 6/16/2016     39,440,136
                                                  02-81-B        10,000,000    5.042                 1/16/2029      9,941,857

Total U.S. Government Agency Mortgage-Backed Obligations (Cost - $1,576,425,157)                                1,583,511,840


Short-Term Securities - 25.4%

U.S. Government Agency Obligations ***

Fannie Mae                                                      100,000,000    1.96                 12/13/2004     99,934,667
Freddie Mac                                                     323,000,000    1.96              12/13/2004(a)    322,788,973
                                                                                                                -------------
                                                                                                                  422,723,640



                                                Face
                                              Amount    Issue
Repurchase Agreements                 $   40,500,000    Morgan Stanley & Company, Inc., purchased on
                                                        11/30/04 to yield 2.03% to 12/01/2004, repurchase
                                                        price $40,502,284, collateralized by FNMA, 2.612%,
                                                        due 4/1/2033                                               40,500,000

Total Short-Term Investments (Cost - $463,223,640)                                                                463,223,640


                                           Number of
                                           Contracts    Issue
Options Purchased - 0.1%

Call Options Purchased                                  U.S. Treasury Bonds expiring December 2004:
                                               1,000        at 114, Broker, Credit Suisse First Boston                 31,250
                                               1,000        at 116, Broker, Credit Suisse First Boston                 15,625
                                                                                                              ---------------
                                                                                                                       46,875

Put Options Purchased                         55 (b)    Swaption, expiring November 2015, at 5.34%,
                                                        Broker, J.P. Morgan Chase Bank                              1,105,560

Total Options Purchased (Premiums Paid- $2,102,300)                                                                 1,152,435


Merrill Lynch U.S. Government Mortgage Fund

Schedule of Investments as of November 30, 2004 (concluded)

                                           Number of
                                           Contracts    Issue                                                      Value
Options Written - 0.1%

Call Options Written                           2,000    U.S. Treasury Bonds, expiring December 2004 at
                                                        115, Broker, Credit Suisse First Boston               $      (31,250)

Put Options Written                           50 (b)    Swaption, expiring November 2015 at 4.84%, Broker,
                                                        J.P. Morgan Chase Bank                                    (1,933,800)

Total Options Written (Premiums Received - $2,625,458 )                                                           (1,965,050)

Total Investments, Net of Options Written (Cost - $2,374,417,136++) - 130.6%                                    2,380,669,820
Liabilities in Excess of Other Assets - (30.6%)                                                                 (557,690,778)
                                                                                                              ---------------
Net Assets - 100.0%                                                                                           $ 1,822,979,042
                                                                                                              ===============

(1) Represents the interest only portion of a mortgage-backed obligation.

(2) Federal Housing Administration/Veterans' Administration Mortgages packaged by the Federal National Mortgage Association.

(3) Represents a balloon mortgage that amortizes on a 22-year schedule and has a 22-year original maturity.

(4) Floating rate note.

(5) Represents a balloon mortgage that amortizes on a 30-year schedule and has a 7-year original maturity.

  * Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments.
    As a result, the average life may be substantially less than the original maturity.

 ** Real Estate Mortgage Investment Conduits (REMIC).

*** U.S. Government Agency Obligations are traded on a discount basis: the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

  + Underlying multi-family loans have prepayment protection by means of lockout periods and/or yield maintenance premiums.

 ++ The cost and unrealized appreciation/depreciation of investments, net of options written, as of November 30, 2004, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $  2,374,506,206
                                                          ================
    Gross unrealized appreciation                         $     10,506,837
    Gross unrealized depreciation                              (4,343,223)
                                                          ----------------
    Net unrealized appreciation                           $      6,163,614
                                                          ================

(a) All or a portion of security held as collateral in connection with open financial future contract.

(b) One contract represents a notional amount of $1,000,000.


    Investments in companies considered to be an affiliate of the fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                   Net            Dividend
    Affiliate                                    Activity           Income

    Merrill Lynch Premier Institutional Fund   (10,600,000)      $  12,535


    Financial futures contracts sold as of November 30, 2004 were as follows:


    Number of                           Expiration        Face     Unrealized
    Contracts       Issue                  Date          Value   Depreciation

    3     U.S. Treasury 10-Year Notes   December 2004   $ 336,011   $ (1,652)


    Swaps outstanding as of November 30, 2004 were as follows:

                                                   Notional        Unrealized
                                                    Amount       Appreciation

   Receive (pay) a variable return equal
   to the change in the Lehman Brothers
   Mortgage-Backed Securities Fixed
   Rate Index Total Return and pay
   a floating rate based on 1-month
   USD LIBOR, minus .105%

   Broker, UBS Warburg
   Expires February 2005                        $   80,000,000              -

   Receive (pay) a variable return equal
   to the change in the Lehman Brothers
   Mortgage-Backed Securities Fixed
   Rate Index Total Return and pay
   a floating rate based on 1-month
   USD LIBOR, minus .125%

   Broker, Lehman Brothers Special Finance
   Expires March 2005                           $  100,000,000              -

   Receive (pay) a variable return equal
   to the change in the Lehman Brothers
   Mortgage-Backed Securities Fixed
   Rate Index Total Return and pay
   a floating rate based on 1-month
   USD LIBOR, minus .125%

   Broker, Lehman Brothers Special Finance
   Expires April 2005                           $   72,000,000              -

   Receive (pay) a variable return equal
   to the change in the Lehman Brothers
   Mortgage-Backed Securities Fixed
   Rate Index Total Return and pay
   a floating rate based on 1-month
   USD LIBOR, minus .125%

   Broker, Lehman Brothers Special Finance
   Expires April 2005                           $  100,000,000              -

   Receive (pay) a variable return equal
   to the change in the Lehman Brothers
   Mortgage-Backed Securities Fixed
   Rate Index Total Return and pay
   a floating rate based on 1-month
   USD LIBOR, minus .120%

   UBS Warburg
   Expires May 2005                             $   50,000,000              -

   Receive a floating rate based on 3-month
   USD LIBOR and pay a fixed rate
   of 4.84% interest

   J.P. Morgan Chase Bank
   Expires November 2015                        $    7,000,000     $  119,168

   Receive a floating rate based on 3-month
   USD LIBOR and pay a fixed rate of
   3.4775% interest

   Lehman Brothers Special Finance
   Expires September 2008                       $   40,000,000        564,208
                                                                   ----------
   Total                                                           $  683,376
                                                                   ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. Government Mortgage Fund


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Merrill Lynch U.S. Government Mortgage Fund


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Merrill Lynch U.S. Government Mortgage Fund


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. Government Mortgage Fund


Date: January 13, 2005